UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8621

Name of Fund: MuniHoldings New Jersey Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniHoldings New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/05

Date of reporting period: 02/01/05 - 04/30/05

Item 1 - Schedule of Investments

MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2005                      (in Thousands)

                       Face
                      Amount     Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 152.8%  $ 1,875     Atlantic Highlands, New Jersey, Highland Regional Sewer Authority, Sewer Revenue        $    2,071
                                 Refunding Bonds, 5.50% due 1/01/2020 (b)
                     --------------------------------------------------------------------------------------------------------------
                                 Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds (c):
                       1,540         5.50% due 9/01/2010 (e)                                                                  1,717
                       2,635         5.375% due 9/01/2019                                                                     2,875
                     --------------------------------------------------------------------------------------------------------------
                         430     Carteret, New Jersey, Board of Education, COP, 6% due 1/15/2024 (d)                            482
                     --------------------------------------------------------------------------------------------------------------
                       6,210     Casino Reinvestment Development Authority, New Jersey, Parking Fee Revenue Bonds,
                                 Series A, 5.25% due 10/01/2007 (e)                                                           6,549
                     --------------------------------------------------------------------------------------------------------------
                                 Delaware River and Bay Authority Revenue Bonds:
                       2,500         5% due 1/01/2033 (d)(l)                                                                  2,610
                       2,005         Series A, 5.625% due 1/01/2010 (a)(e)                                                    2,244
                     --------------------------------------------------------------------------------------------------------------
                       4,630     Delaware River Joint Toll Bridge Commission, New Jersey, Bridge Revenue Refunding
                                 Bonds, 5% due 7/01/2028                                                                      4,799
                     --------------------------------------------------------------------------------------------------------------
                                 Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds (c):
                       5,000         5.50% due 1/01/2012                                                                      5,468
                       6,000         5.625% due 1/01/2013                                                                     6,594
                         500         5.75% due 1/01/2015                                                                        551
                       4,865         6% due 1/01/2018                                                                         5,420
                       5,525         6% due 1/01/2019                                                                         6,155
                       2,425         (Port District Project), Series B, 5.625% due 1/01/2026                                  2,632
                     --------------------------------------------------------------------------------------------------------------
                       7,895     East Orange, New Jersey, Board of Education, COP, 5.50% due 8/01/2012 (c)                    8,916
                     --------------------------------------------------------------------------------------------------------------
                       1,000     East Orange, New Jersey, Water Utility, GO, Refunding, 5.70% due 6/15/2008 (a)(e)            1,091
                     --------------------------------------------------------------------------------------------------------------
                       4,000     Essex County, New Jersey, Improvement Authority, Lease Revenue Bonds (Correctional
                                 Facility Project), 6% due 10/01/2010 (b)(e)                                                  4,562
                     --------------------------------------------------------------------------------------------------------------
                       3,300     Essex County, New Jersey, Improvement Authority, Lease Revenue Refunding Bonds (County
                                 Jail and Youth House Project), 5.35% due 12/01/2024 (a)                                      3,478
                     --------------------------------------------------------------------------------------------------------------
                       4,400     Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5% due
                                 10/01/2028 (b)                                                                               4,619
                     ---------------------------------------------------------------------------------------------------------------
                       2,705     Essex County, New Jersey, Improvement Authority, Utility System Revenue Bonds (East
                                 Orange Franchise), 6% due 7/01/2018 (d)                                                      2,962
                     --------------------------------------------------------------------------------------------------------------
                                 Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                 Series B (c):
                       9,000         5.12%** due 11/01/2023                                                                   3,914
                      10,000         5.20%** due 11/01/2025                                                                   3,912
                     --------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniHoldings New Jersey Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
EDR         Economic Development Revenue Bonds
GO          General Obligation Bonds
M/F         Multi-Family
RIB         Residual Interest Bonds
VRDN        Variable Rate Demand Notes

MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2005                      (in Thousands)

                       Face
                      Amount     Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A (c):
                     $ 1,960         5.80% due 11/01/2021                                                                $    2,226
                       2,730         5.80% due 11/01/2023                                                                     3,077
                       9,160         5.75% due 11/01/2028                                                                    10,982
                     --------------------------------------------------------------------------------------------------------------
                         765     Jersey City, New Jersey, GO, Refunding, Quality School, Series A, 5.375% due
                                 9/01/2017 (c)                                                                                  833
                     --------------------------------------------------------------------------------------------------------------
                       2,230     Jersey City, New Jersey, GO, Series B, 5.25% due 9/01/2023 (c)                               2,452
                     --------------------------------------------------------------------------------------------------------------
                       5,250     Lafayette Yard, New Jersey, Community Development Revenue Bonds (Hotel/Conference
                                 Center Project-Trenton), 6% due 4/01/2010 (d)(e)                                             5,993
                     --------------------------------------------------------------------------------------------------------------
                       1,550     Middlesex County, New Jersey, COP, 5.25% due 6/15/2023 (d)                                   1,655
                     --------------------------------------------------------------------------------------------------------------
                       1,375     Middlesex County, New Jersey, COP, Refunding, 5.50% due 8/01/2016 (d)                        1,522
                     --------------------------------------------------------------------------------------------------------------
                       5,270     Middlesex County, New Jersey, Improvement Authority, Lease Revenue Bonds (Educational
                                 Services Commission Projects), 6% due 7/15/2010 (e)                                          6,038
                     --------------------------------------------------------------------------------------------------------------
                         500     Middlesex County, New Jersey, Improvement Authority Revenue Bonds (Senior Citizens
                                 Housing Project), AMT, 5.50% due 9/01/2030 (a)                                                 529
                     --------------------------------------------------------------------------------------------------------------
                                 Monmouth County, New Jersey, Improvement Authority, Revenue Refunding Bonds (a):
                       1,540         5.35% due 12/01/2017                                                                     1,686
                       1,470         5.375% due 12/01/2018                                                                    1,611
                     --------------------------------------------------------------------------------------------------------------
                       1,000     Monroe Township, New Jersey, Municipal Utilities Authority, Middlesex County Revenue
                                 Refunding Bonds, 5.25% due 2/01/2016 (b)                                                     1,088
                     --------------------------------------------------------------------------------------------------------------
                       2,465     New Jersey Building Authority, State Building Revenue Refunding Bonds, Series B, 5.25%
                                 due 12/15/2016 (b)                                                                           2,783
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey EDA, Cigarette Tax Revenue Bonds:
                       2,700         5.625% due 6/15/2019                                                                     2,900
                       2,000         5.75% due 6/15/2029                                                                      2,144
                         585         5.50% due 6/15/2031                                                                        611
                       1,180         5.75% due 6/15/2034                                                                      1,260
                     --------------------------------------------------------------------------------------------------------------
                       2,520     New Jersey EDA, EDR, Refunding (The Seeing Eye, Inc. Project), 5% due 12/01/2024 (a)         2,691
                     --------------------------------------------------------------------------------------------------------------
                       5,000     New Jersey EDA, Lease Revenue Bonds (University of Medicine and Dentistry-International
                                 Center for Public Health Project), 6% due 6/01/2032 (a)                                      5,565
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (d):
                       7,500         5.25% due 7/01/2026                                                                      8,551
                      11,105         5.25% due 7/01/2033                                                                     11,976
                       4,485         5% due 7/01/2034                                                                         4,703
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds, AMT (d):
                      18,920         (NUI Corporation Projects), Series A, 5.70% due 6/01/2032                               19,825
                       3,155         RIB, Series 161, 8.08% due 6/01/2032 (k)                                                 3,457
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2005                      (in Thousands)

                       Face
                      Amount     Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey EDA, Parking Facility Revenue Bonds (Elizabeth Development Company
                                 Project) (b):
                     $ 1,430         5.60% due 10/15/2019                                                                $    1,541
                       1,000         5.60% due 10/15/2026                                                                     1,071
                     --------------------------------------------------------------------------------------------------------------
                       4,580     New Jersey EDA, Revenue Bonds, DRIVERS, Series 219, 8.707% due 5/01/2016 (c)(k)              5,612
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey EDA, School Facilities Construction Revenue Bonds:
                       7,200         Series A, 5.25% due 6/15/2011 (a)(e)                                                     7,993
                       5,240         Series C, 5% due 6/15/2012 (d)(e)                                                        5,796
                       9,000         Series L, 5% due 3/01/2030 (c)                                                           9,486
                     --------------------------------------------------------------------------------------------------------------
                       2,500     New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.),
                                 AMT, Series A, 5.30% due 6/01/2015                                                           2,648
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects) (a)(e):
                       3,000         6% due 6/15/2010                                                                         3,408
                       4,620         6.25% due 6/15/2010                                                                      5,302
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey Health Care Facilities Financing Authority Revenue Bonds:
                       2,820         (Society of the Valley Hospital), 5.375% due 7/01/2025 (a)                               3,037
                       2,135         (Somerset Medical Center), 5.50% due 7/01/2033                                           2,129
                       5,440         (South Jersey Hospital), 6% due 7/01/2026                                                5,822
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
                       4,000         (AHS Hospital Corporation), Series A, 6% due 7/01/2013 (a)                               4,653
                       1,455         (Atlantic City Medical Center), 6.25% due 7/01/2017                                      1,654
                       3,500         (Atlantic City Medical Center), 5.75% due 7/01/2025                                      3,777
                       1,775         (Holy Name Hospital), 6% due 7/01/2025                                                   1,849
                       1,000         (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (c)                      1,074
                       2,215         (Saint Clare's Hospital Inc.), Series A, 4.25% due 7/01/2017 (i)                         2,211
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds,
                                 Convention Center (d):
                       2,000         5.50% due 3/01/2021                                                                      2,324
                       1,000         5.50% due 3/01/2022                                                                      1,164
                     --------------------------------------------------------------------------------------------------------------
                       2,400     New Jersey Sports and Exposition Authority, State Contract Revenue Bonds, Series A,
                                 6% due 3/01/2013 (d)                                                                         2,685
                     --------------------------------------------------------------------------------------------------------------
                         600     New Jersey Sports and Exposition Authority, State Contract Revenue Refunding Bonds,
                                 VRDN, Series B-1, 2.93% due 3/01/2021 (d)(j)                                                   600
                     --------------------------------------------------------------------------------------------------------------
                       7,500     New Jersey State Educational Facilities Authority, Higher Education, Capital
                                 Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                                8,061
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey State Educational Facilities Authority Revenue Bonds:
                       8,905         (Capital Improvement Fund), Series A, 5.75% due 9/01/2017 (c)                            9,920
                       9,420         (Capital Improvement Fund), Series A, 5.75% due 9/01/2018 (c)                           10,484
                       3,615         (Rowan University), Series C, 5.125% due 7/01/2028 (d)                                   3,847
                       3,260         (Rowan University), Series C, 5% due 7/01/2034 (d)                                       3,419
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2005                      (in Thousands)

                       Face
                      Amount     Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
                     $ 7,510         (Montclair State University), Series L, 5% due 7/01/2034 (d)                        $    7,876
                       1,355         (Rowan University), 4.50% due 7/01/2027                                                  1,364
                       2,375         (Rowan University), Series C, 5.25% due 7/01/2017 (b)                                    2,600
                       2,820         (Rowan University), Series C, 5.25% due 7/01/2018 (b)                                    3,084
                       2,635         (Rowan University), Series C, 5.25% due 7/01/2019 (b)                                    2,881
                       1,410         (Rowan University), Series C, 5% due 7/01/2031 (b)                                       1,468
                       4,000         (University of Medicine and Dentistry), Series B, 5.25% due 12/01/2017 (a)               4,092
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                                 Series U (d):
                       1,000         5.60% due 10/01/2012                                                                     1,035
                       2,820         5.65% due 10/01/2013                                                                     2,917
                       3,000         5.75% due 4/01/2018                                                                      3,113
                         805         5.85% due 4/01/2029                                                                        834
                     --------------------------------------------------------------------------------------------------------------
                       1,205     New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Refunding
                                 Bonds, AMT, Series S, 5.95% due 10/01/2017 (d)                                               1,246
                     --------------------------------------------------------------------------------------------------------------
                      11,225     New Jersey State Housing and Mortgage Financing Agency, Capital Fund Program Revenue
                                 Bonds, Series A, 4.70% due 11/01/2025 (c)                                                   11,404
                     --------------------------------------------------------------------------------------------------------------
                       2,590     New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Bonds, Series D,
                                 4.60% due 11/01/2025 (b)                                                                     2,599
                     --------------------------------------------------------------------------------------------------------------
                       5,000     New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                                 Series A, 6.125% due 9/15/2009 (a)(e)                                                        5,598
                     --------------------------------------------------------------------------------------------------------------
                       7,500     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series A, 6% due 6/15/2010 (e)                                                        8,519
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Refunding Bonds, Series B (d):
                       7,410         5.50% due 12/15/2015                                                                     8,497
                       9,165         5.50% due 12/15/2021                                                                    10,652
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey State Turnpike Authority, Turnpike Revenue Bonds:
                       7,615         Series B, 5.15%** due 1/01/2035 (a)                                                      4,834
                         600         VRDN, Series C-2, 2.94% due 1/01/2024 (c)(j)                                               600
                     --------------------------------------------------------------------------------------------------------------
                                 New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds:
                      20,000         Series A, 5.75% due 1/01/2010 (d)(e)                                                    22,343
                       1,165         Series C, 6.50% due 1/01/2016 (d)                                                        1,410
                       4,355         Series C, 6.50% due 1/01/2016 (d)(g)                                                     5,227
                       4,665         Series C-1, 4.50% due 1/01/2031 (a)                                                      4,667
                     --------------------------------------------------------------------------------------------------------------
                                 North Bergen Township, New Jersey, Board of Education, COP (c):
                       1,000         6% due 12/15/2010 (e)                                                                    1,152
                       3,260         6.25% due 12/15/2010 (e)                                                                 3,798
                       1,250         5% due 12/15/2018                                                                        1,331
                     --------------------------------------------------------------------------------------------------------------
                       3,035     Orange Township, New Jersey, Municipal Utility and Lease, GO, Refunding, Series C,
                                 5.10% due 12/01/2017 (d)                                                                     3,246
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2005                      (in Thousands)

                       Face
                      Amount     Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Paterson, New Jersey, Public School District, COP (d):
                     $ 1,980         6.125% due 11/01/2015                                                               $    2,227
                       2,000         6.25% due 11/01/2019                                                                     2,259
                     --------------------------------------------------------------------------------------------------------------
                       4,750     Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT,
                                 119th Series, 5.50% due 9/15/2019 (b)                                                        4,937
                     --------------------------------------------------------------------------------------------------------------
                                 Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, AMT (d):
                       2,375         DRIVERS, Series 192, 8.191% due 12/01/2025 (k)                                           2,654
                       2,165         (JFK International Air Terminal LLC), RIB, Series 157, 8.19% due 12/01/2022 (k)          2,499
                      13,500         (JFK International Air Terminal LLC), Series 6, 6.25% due 12/01/2011                    15,350
                       1,500         (JFK International Air Terminal LLC), Series 6, 6.25% due 12/01/2015                     1,739
                     --------------------------------------------------------------------------------------------------------------
                                 South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds:
                       3,750         4.50% due 1/01/2015                                                                      3,875
                       1,920         4.50% due 1/01/2016                                                                      1,966
                       1,500         5% due 1/01/2026                                                                         1,553
                       2,000         5.10% due 1/01/2033                                                                      2,078
                     --------------------------------------------------------------------------------------------------------------
                       4,755     Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7% due 6/01/2041       5,138
                     --------------------------------------------------------------------------------------------------------------
                       4,325     Trenton, New Jersey, Parking Authority, Parking Revenue Bonds, DRIVERS, Series 221,
                                 10.76% due 4/01/2010 (b)(e)(k)                                                               5,514
                     --------------------------------------------------------------------------------------------------------------
                       4,740     University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A, 5.50% due
                                 12/01/2027 (a)                                                                               5,258
                     --------------------------------------------------------------------------------------------------------------
                       2,000     University of Medicine and Dentistry of New Jersey, COP, 5% due 6/15/2029 (d)                2,091
                     --------------------------------------------------------------------------------------------------------------
                       8,580     West Deptford Township, New Jersey, GO, 5.625% due 9/01/2010 (b)(e)                          9,617
                     --------------------------------------------------------------------------------------------------------------
                                 West Orange, New Jersey, Board of Education, COP (d)(e):
                       2,040         5.75% due 10/01/2009                                                                     2,284
                       3,615         6% due 10/01/2009                                                                        4,085
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 7.5%     4,500     Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds,Series J, 5% due 7/01/2029 (d)                                               4,771
                     --------------------------------------------------------------------------------------------------------------
                                 Puerto Rico Electric Power Authority, Power Revenue Bonds:
                      10,000         Series HH, 5.25% due 7/01/2029 (c)                                                      10,768
                       5,100         Series RR, 5% due 7/01/2028 (f)                                                          5,400
                     --------------------------------------------------------------------------------------------------------------
                                 Puerto Rico Industrial Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds, Series A:
                       1,780         (Hospital Auxilio Mutuo Obligation Group), 6.25% due 7/01/2024 (d)                       1,812
                       1,750         (Hospital de la Concepcion), 6.50% due 11/15/2020                                        2,003
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $494,714) - 160.3%                                           529,611
-----------------------------------------------------------------------------------------------------------------------------------

MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2005                      (in Thousands)

                   Shares
                     Held     Short-Term Securities                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                   10,690     CMA New Jersey Municipal Money Fund (h)                                                    $   10,690
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Short-Term Securities (Cost - $10,690) - 3.3%                                            10,690
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Investments (Cost - $505,404*) - 163.6%                                                 540,301

                              Liabilities in Excess of Other Assets - (2.1%)                                                 (6,935)

                              Preferred Stock, at Redemption Value - (61.5%)                                               (203,039)
                                                                                                                         ----------
                              Net Assets - 100.0%                                                                        $  330,327
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments, as of April 30, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                   $ 505,364
                                                                       =========
      Gross unrealized appreciation                                    $  34,937
      Gross unrealized depreciation                                           --
                                                                       ---------
      Net unrealized appreciation                                      $  34,937
                                                                       =========

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f)   CIFG Insured.
(g)   Escrowed to maturity.
(h) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                             Net        Dividend
      Affiliate                                         Activity          Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund                 10,542            $ 54
      --------------------------------------------------------------------------

(i)   Radian Insured.
(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. The rate changes periodically based upon prevailing market rates.
(k) The rate disclosed is that currently in effect. The rate changes periodically and inversely based upon prevailing market rates.
(l) All or a portion of security held as collateral in connection with open financial futures contracts.

MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2005

      Forward interest rate swaps outstanding as of April 30, 2005, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                       Notional       Unrealized
                                                         Amount     Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal
        to the 7-Day Bond Market
        Association Municipal Swap
        Index Rate and pay a fixed
        rate of 3.759%

        Broker, JPMorgan Chase Bank
        Expires November 2018                           $ 4,210        $     (4)

      Receive a variable rate equal
        to the 7-Day Bond Market
        Association Municipal Swap
        Index Rate and pay a fixed
        rate of 3.971%

        Broker, JPMorgan Chase Bank
        Expires August 2026                             $ 8,905        $    (26)
      --------------------------------------------------------------------------
      Total                                                            $    (30)
                                                                       ========

      Financial futures contracts sold as of April 30, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Number of                     Expiration        Face            Unrealized
      Contracts    Issue               Date           Value         Depreciation
      --------------------------------------------------------------------------
      530          10-Year
                   U.S. Treasury       June
                   Notes               2005         $ 57,967         $  (1,087)
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings New Jersey Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings New Jersey Insured Fund, Inc.

Date: June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings New Jersey Insured Fund, Inc.

Date: June 20, 2005


By: /s/ Donald C. Burke
    ------------------------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings New Jersey Insured Fund, Inc.

Date: June 20, 2005